Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 5,428	$ 5,398
Prairie Creek Mine Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	30	0
New foundland Properties [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 5,398	$ 5,398